UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:                            Crestwood Capital Management, L.P.
Address:                         599 Lexington Avenue, 39th Floor
                                 New York, NY  10022

Form 13F File Number: 28-13559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Kuchler
Title:    Chief Operating Officer
Phone:    212-612-3040

Signature, Place, and Date of Signing

Michael R. Kuchler                New York, NY              May 13, 2011
-------------------               ------------             ------------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       41

Form 13F Information Table Value Total:  418,257
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F REPORT:  (3/31/11) CRESTWOOD CAPITAL MANAGEMENT, LP

                                                       VALUE x  SHRS OR    SH /  PUT / INVESTMENT    OTHER   VOTING AUTHORITY
            ISSUER                 TYPE        CUSIP    1000    PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
 ----------------------------- -------------- -------- -------- --------    ---   ---- ----------   --------  ------- ------   ----
ABERCROMBIE & FITCH CO-CL A    COMMON STOCK  002896207    18215    310300   SH            SOLE       NONE      310300
AIRGAS INC                     COMMON STOCK  009363102    15635    235400   SH            SOLE       NONE      235400
AMERICAN TOWER CORP-CL A       COMMON STOCK  029912201    38813    749000   SH            SOLE       NONE      749000
AUTONAVI HOLDINGS LTD-ADR           ADR      05330F106     5685    321000   SH            SOLE       NONE      321000
CARPENTER TECHNOLOGY           COMMON STOCK  144285103     4570    107000   SH            SOLE       NONE      107000
COUNTRY STYLE COOKI-SPON ADR        ADR      22238M109     2828    171200   SH            SOLE       NONE      171200
DAQO NEW ENERGY CORP-ADR            ADR      23703Q104     7205    559408   SH            SOLE       NONE      559408
EQUINIX INC                    COMMON STOCK  29444U502     7798     85600   SH            SOLE       NONE       85600
FABRINET                       COMMON STOCK  G3323L100     2373    117700   SH            SOLE       NONE      117700
GENERAL MOTORS CO              COMMON STOCK  37045V100    12285    395900   SH            SOLE       NONE      395900
HANWHA SOLARONE CO -SPON ADR        ADR      41135V103     9489   1251900   SH            SOLE       NONE     1251900
HDFC BANK LTD-ADR                   ADR      40415F101     9585     56400   SH            SOLE       NONE       56400
INFORMATION SERVICES GROUP     COMMON STOCK  45675Y104     1289    588500   SH            SOLE       NONE      588500
INTERXION HOLDING NV           COMMON STOCK  N47279109     4869    374500   SH            SOLE       NONE      374500
JA SOLAR HOLDINGS CO LTD-ADR        ADR      466090107     5152    735000   SH            SOLE       NONE      735000
KNOT INC/THE                   COMMON STOCK  499184109     7091    588500   SH            SOLE       NONE      588500
LDK SOLAR CO LTDLDK 4 3/4 04/1  CONVERTIBLE  50183LAB3     3772   3800000  PRN            SOLE       NONE     3800000
LPL INVESTMENT HOLDINGS INC    COMMON STOCK  50213H100    17434    486850   SH            SOLE       NONE      486850
MASTERCARD INC-CLASS A         COMMON STOCK  57636Q104    16160     64200   SH            SOLE       NONE       64200
MCGRAW-HILL COMPANIES INC      COMMON STOCK  580645109    11593    294250   SH            SOLE       NONE      294250
MOODY'S CORP                   COMMON STOCK  615369105    18142    535000   SH            SOLE       NONE      535000
MSCI INC-A                     COMMON STOCK  55354G100    17335    470800   SH            SOLE       NONE      470800
O'REILLY AUTOMOTIVE INC        COMMON STOCK  67103H107     8648    150500   SH            SOLE       NONE      150500
PENN NATIONAL GAMING INC       COMMON STOCK  707569109     8327    224700   SH            SOLE       NONE      224700
ROVI CORP                      COMMON STOCK  779376102     1148     21400   SH            SOLE       NONE       21400
SAVVIS INC                     COMMON STOCK  805423308    27780    749000   SH            SOLE       NONE      749000
SBA COMMUNICATIONS CORP-CL A   COMMON STOCK  78388J106     7642    192600   SH            SOLE       NONE      192600
SCHWAB (CHARLES) CORP          COMMON STOCK  808513105     8681    481500   SH            SOLE       NONE      481500
SINA CORP                      COMMON STOCK  G81477104    16607    155150   SH            SOLE       NONE      155150
SODASTREAM INTERNATIONAL LTD   COMMON STOCK  M9068E105     1875     42800   SH            SOLE       NONE       42800
SUNTECH POWER HLDGS COSTP 3 03  CONVERTIBLE  86800CAE4     6523   7100000  PRN            SOLE       NONE     7100000
SUNTRUST BANKS INC             COMMON STOCK  867914103     1267     43945   SH            SOLE       NONE       43945
TELEKOMUNIK INDONESIA-SP ADR        ADR      715684106     5390    160500   SH            SOLE       NONE      160500
TIFFANY & CO                   COMMON STOCK  886547108     4602     74900   SH            SOLE       NONE       74900
TITANIUM METALS CORP           COMMON STOCK  888339207     2512    135200   SH            SOLE       NONE      135200
TRANSDIGM GROUP INC            COMMON STOCK  893641100    16146    192600   SH            SOLE       NONE      192600
TRIUMPH GROUP INC              COMMON STOCK  896818101     8513     96250   SH            SOLE       NONE       96250
VERISK ANALYTICS INC-CLASS A   COMMON STOCK  92345Y106     9605    293180   SH            SOLE       NONE      293180
VISTAPRINT NV                  COMMON STOCK  N93540107    13328    256800   SH            SOLE       NONE      256800
WELLPOINT INC                  COMMON STOCK  94973V107    17175    246100   SH            SOLE       NONE      246100
YAHOO! INC                     COMMON STOCK  984332106    15170    909500   SH            SOLE       NONE      909500